PRIVATE UNITS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		10,800,000
Proceeds from Issuance of Private Placement		$ 3,950,000
Private Units [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	395,000	395,000
Sale of Stock, Price Per Share	$ 10.00
Proceeds from Issuance of Private Placement	$ 3,950,000
Private units issued, description	Each Private Unit consists of one ordinary share (“Private Share”), one right (the “Private Right”) and one redeemable warrant (each, a “Private Warrant”). The proceeds from the Private Units have been added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination by the Extended Date, the proceeds from the sale of the Private Units will be used to fund the redemption of the public shares (subject to the requirements of applicable law), and the Private Units and all underlying securities will expire worthless.